Transactions with Related Parties	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Transactions with Related Parties

Note 13 - Transactions with Related Parties:

A.	Loans from controlling shareholder

On December 23, 2015, the Company entered into an agreement with Mr. Alexander Rabinovitch, the Company’s controlling shareholder, under which Mr. Rabinovitch undertook to provide to the Company, independently or through a company under his control, a total amount of USD 1.25 million, as a loan or guarantee, according to the Company’s exclusive discretion. As part of the foregoing engagement and at the Company’s request, Mr. Rabinovitch provided to the Company loans in a total amount of USD 1.25 million in 2016 and 2017.

On June 24, 2018, the Company reported an agreement for the acquisition of Canndoc shares. The acquisition was financed by the provision of a credit facility, which was provided to the Company by the Company’s controlling shareholder. The consideration in the amount of NIS 9,000 thousand which was given to the Company was in respect of a loan with a fair value of NIS 7,786 thousand and a total of NIS 1,214 thousand in respect of 8,570,000 options.

The par value of the loan bears annual interest in NIS, calculated annually, according to the minimum interest rate prescribed in section 3J of the Israeli Income Tax Ordinance (2.61% in 2018).

The shareholder’s loans were fully repaid on October 22, 2020.

B.	Loans from related party

Following the acquisition of Canndoc and the appointment of Mr. Avner Barak as a director in the Company, a loan of Mr. Avner Barak to Canndoc in the amount of NIS 718 thousand was recorded in the Company’s financial statements. The loan principal bears annual interest in NIS, calculated annually, according to the minimum interest rate prescribed in section 3J of the Israeli Income Tax Ordinance (2.62% in 2020). The loan will be repaid in equal monthly installments (principal and interest) in the amount of NIS 15 thousand, until the final repayment in May 2023. The Group recognized a capital reserve in the amount of NIS 17 thousand in respect of the interest benefit. During the year, interest expenses were recorded in the Company’s financial statements in the amount of NIS 7 thousand in respect of this loan. The balance of the loan as of December 31, 2022 is NIS 76 thousand.

Cannolam and other acquisitions has a loan to shareholders that were as of the date of acquisition, the balance of the loan as of December 31, 2022 is NIS 1,014 thousand. The loan principal bears annual interest in NIS, calculated annually, according to the minimum interest rate prescribed in section 3J of the Israeli Income Tax Ordinance (2.42% in 2022).

Intercure Ltd.

Notes to the Consolidated Financial Statements